Commitments and Contingencies - Schedule of Future Minimum Lease Payments with Respect to Agreements (Details) - Dec. 31, 2021	CNY (¥)	USD ($)
Commitments and Contingencies Disclosure [Abstract]
2022	¥ 175,000	$ 27,461
2023	162,000	25,421
2024	¥ 0	$ 0